Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000141748 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141748 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141748 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000141748 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141748 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141748 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141748 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141748 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141748 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141748 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141748 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141748 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141748 | Others country
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141748 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141748 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141748 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000141748 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000141748 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000141748 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000141748 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000141748 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000141748 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000141748 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141748 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141748 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141748 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141748 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141748 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141748 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141748 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141748 | France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000141748 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.20%
C000141748 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000141748 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000141748 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141747 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141747 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141747 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000141747 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141747 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141747 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141747 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141747 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141747 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141747 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141747 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141747 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141747 | Others country
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141747 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141747 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141747 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000141747 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000141747 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000141747 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000141747 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000141747 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000141747 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000141747 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141747 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141747 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141747 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141747 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141747 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141747 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141747 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141747 | France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000141747 | United States
Holdings [Line Items]
Percent of Net Asset Value	72.20%
C000141747 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000141747 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000141747 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%